Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,257	$ 2,077
IPR&D	1,002	1,002
Intangible assets at cost	3,259	3,079
Accumulated amortization and impairment	2,394	2,284
Total intangible assets, net	$ 865	$ 795